LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

3.    LOANS RECEIVABLE, NET

Loans receivable consists of the following:

	December 31,	December 31,
	2017	2018
	RMB	RMB
Loans receivable	1,204,713	837,328
Less allowance for loan losses	(12,406)	(25,895)
Loans receivable, net	1,192,307	811,433

The following table presents the aging of loans as of December 31, 2017 and 2018:

	0-30 days	31-60 days	61-90 days	over 90 days	Total amount
	past due	past due	past due	past due	past due	Current	Total loans
December 31, 2017 (RMB)	9,739	1,765	1,171	981	13,656	1,191,057	1,204,713
December 31, 2018 (RMB)	6,584	3,101	3,670	14,888	28,243	809,085	837,328

Loans receivable of RMB 14,888 as of December 31, 2018 were in non‑accrual status. The Group has not recorded any financing income on an accrual basis for the loans that are past due for more than 90 days. Loans are returned to accrual status if they are brought to non‑delinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. For the period from the inception date to December 31, 2016 and the years ended December 31, 2017 and 2018, the Group has charged off loans receivable of RMB nil, RMB nil and RMB 31 million, respectively.

Movement of allowance for loan losses is as follows:

	Period from
	July 25 to	Year ended,	Year ended,
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of year	—	—	12,406
Provision for loan losses	—	12,406	44,474
Write-off	—	—	(30,985)
Balance at end of year	—	12,406	25,895

The following table presents nonaccrual loan principal as of December 31, 2017 and 2018:

	December 31,	December 31,
	2017	2018
	RMB	RMB
Nonaccrual loan principal	981	14,888
Less allowance for loan losses	(958)	(14,726)
Nonaccrual loans, net	23	162